Matthews Asia ESG Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.7%

	Shares	Value

CHINA/HONG KONG: 34.2%
Hong Kong Exchanges & Clearing, Ltd.	174,200	$8,165,333
Full Truck Alliance Co., Ltd. ADR[b]	766,963	5,115,643
JD Health International, Inc.[b,c,d]	701,000	4,197,308
Ginlong Technologies Co., Ltd. A Shares	100,900	3,309,862
Meituan B Shares[b,c,d]	138,500	2,623,736
China Conch Venture Holdings, Ltd.	825,000	2,405,033
Airtac International Group	62,000	1,993,354
Contemporary Amperex Technology Co., Ltd. A Shares	24,900	1,988,754
Xinyi Glass Holdings, Ltd.	815,000	1,954,098
Flat Glass Group Co., Ltd. H Shares	385,000	1,469,886
Centre Testing International Group Co., Ltd. A Shares	468,200	1,447,714
CSPC Pharmaceutical Group, Ltd.	1,100,960	1,261,531
MTR Corp., Ltd.	213,000	1,147,062
China Conch Environment Protection Holdings, Ltd.[b]	766,000	958,319
Hangzhou Tigermed Consulting Co., Ltd. A Shares	51,376	864,775
Innovent Biologics, Inc.[b,c,d]	228,000	767,251
Wuxi Biologics Cayman, Inc.[b,c,d]	88,500	702,743
Morimatsu International Holdings Co., Ltd.[b,d]	599,000	646,867
OPT Machine Vision Tech Co., Ltd. A Shares	18,443	534,056
Medlive Technology Co., Ltd.[b,c,d]	439,500	438,648
Link REIT	40,700	346,611

Total China/Hong Kong		42,338,584

INDIA: 26.1%
Bandhan Bank, Ltd.[c,d]	1,852,532	7,462,055
Shriram City Union Finance, Ltd.	347,264	7,422,373
Phoenix Mills, Ltd.	345,760	4,997,425
Lemon Tree Hotels, Ltd.[b,c,d]	4,197,742	3,478,810
Mahindra & Mahindra, Ltd.	226,627	2,396,687
Marico, Ltd.	321,330	2,130,200
Indus Towers, Ltd.[b]	666,315	1,942,374
NBCC India, Ltd.	2,783,295	1,323,197
Minda Industries, Ltd.	93,293	1,139,862

Total India		32,292,983

TAIWAN: 8.2%
Andes Technology Corp.	203,000	2,818,194
Taiwan Semiconductor Manufacturing Co., Ltd.	105,000	2,153,920
Formosa Sumco Technology Corp.	167,000	1,667,411
M31 Technology Corp.	115,000	1,350,437
Sporton International, Inc.	168,448	1,104,268
Poya International Co., Ltd.	79,760	1,079,867

Total Taiwan		10,174,097

UNITED STATES: 7.1%
Legend Biotech Corp. ADR[b]	151,888	5,519,610
Micron Technology, Inc.	41,000	3,193,490

Total United States		8,713,100

SOUTH KOREA: 7.0%
Ecopro BM Co., Ltd.	12,724	4,111,987
Solus Advanced Materials Co., Ltd.	43,764	2,461,550
DGB Financial Group, Inc.	118,790	907,917
BNK Financial Group, Inc.	138,108	899,059

	Shares	Value
Samsung SDI Co., Ltd.	384	$186,889
LG Energy Solution[b]	360	131,282

Total South Korea		8,698,684

INDONESIA: 4.1%
PT Summarecon Agung[b]	49,114,591	2,625,285
PT Bank Tabungan Negara Persero	20,359,600	2,423,410

Total Indonesia		5,048,695

BANGLADESH: 2.8%
BRAC Bank, Ltd.	4,091,177	2,358,150
GrameenPhone, Ltd.	278,202	1,059,935

Total Bangladesh		3,418,085

VIETNAM: 1.6%
Nam Long Investment Corp.	812,539	1,996,080

Total Vietnam		1,996,080

SINGAPORE: 1.5%
SATS, Ltd.[b]	587,600	1,872,818

Total Singapore		1,872,818

JAPAN: 0.1%
Koa Corp.	11,200	130,232

Total Japan		130,232

TOTAL COMMON EQUITIES		114,683,358
(Cost $112,342,207)

PREFERRED EQUITIES: 6.4%

SOUTH KOREA: 6.4%
Samsung SDI Co., Ltd., Pfd.	31,775	7,950,105

Total South Korea		7,950,105

TOTAL PREFERRED EQUITIES		7,950,105
(Cost $8,283,024)

TOTAL INVESTMENTS: 99.1%		122,633,463
(Cost $120,625,231)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		1,077,030

NET ASSETS: 100.0%		$123,710,493

1    MATTHEWS ASIA FUNDS

Matthews Asia ESG Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $19,670,551, which is 15.90% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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